Liquidity and Going Concern (Additional Information) (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2024	Sep. 17, 2024	Jun. 11, 2024	Jun. 27, 2023	Mar. 21, 2023	Nov. 17, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Oct. 07, 2024	Jun. 18, 2024	Dec. 22, 2023	Oct. 11, 2023	Sep. 25, 2023	Sep. 21, 2023
Liquidity and Going Concern [Line Items]
Shares issued, shares									7,142		7,142
Negative working capital							$ 342,500,000		$ 342,500,000		$ 218,100,000
Cash and cash equivalents							878,000		878,000		3,272,000	$ 3,921,000
Loss from operations							(186,512,000)	$ (19,917,000)	(234,917,000)	$ (55,018,000)	(83,396,000)	(105,431,000)
Net cash used in operating activities									21,300,000		19,300,000
Accumulated deficit							$ (888,674,000)		$ (888,674,000)		$ (563,052,000)	$ (490,245,000)
Principal loan amount				$ 30,000,000
Long Term Commitment Amount			$ 100,000,000
Commitment Amount Payable			$ 85,000,000
Long term Purchase Period			70 days
Company receives the Deposit			$ 85,000,000
Company Receives The Deposit Period			60 days
Non-Refundable Deposit Amount			$ 10,000,000
Common stock, shares issued			3,250,000				7,585,446		7,585,446		6,951,622				3,250,000			13,562	8,500,000
Deposit Warrant Exercise Price															$ 1.2
Common stock, par value							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Equity Purchase Agreement with Yorkville and B. Riley [Member]
Liquidity and Going Concern [Line Items]
Convertible Debenture principal Amount					$ 25,000,000
Convertible Debenture											$ 24,000,000		$ 24,000,000
Deposit Warrants [Member]
Liquidity and Going Concern [Line Items]
Deposit Warrant Exercise Price															$ 1.2
A&R Yorkville Purchase Agreement
Liquidity and Going Concern [Line Items]
Common stock, shares issued											18,069
Proceeds from sale of common stock											$ 200,000	$ 32,300,000
Right to sell maximum number of common stock shares						$ 500,000,000					$ 500,000,000
Common stock, par value						$ 0.0001
ATM Sales Agreement [Member]
Liquidity and Going Concern [Line Items]
Common stock, shares issued							0	2,637	0	2,637	78,975	0
Proceeds from sale of common stock										$ 100,000	$ 2,700,000
Satisfaction Agreement
Liquidity and Going Concern [Line Items]
Agreement amount		$ 13,200,000									$ 13,200,000
Liquidated damages		$ 20,000,000
Securities Purchase Agreement [Member]
Liquidity and Going Concern [Line Items]
Conversion Price					$ 280
Maximum [Member]
Liquidity and Going Concern [Line Items]
Conversion Price																	$ 70
Common Stock [Member] | Maximum [Member] | ATM Sales Agreement [Member]
Liquidity and Going Concern [Line Items]
Common Stock Issuable Value																$ 170,000,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Liquidity and Going Concern [Line Items]
Debt principal amount	$ 50,000,000													$ 50,000,000
Conversion Price														$ 36.4
Debt Instrument, Convertible, Conversion Price, Decrease	$ 36.4
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member] | Tranche B Notes [Member]
Liquidity and Going Concern [Line Items]
Conversion Price	$ 38.15
Senior Secured Convertible Notes [Member] | Common Stock [Member] | Investor Agreement [Member]
Liquidity and Going Concern [Line Items]
Debt Instrument Repurchased Face Amount	$ 22,500,000													$ 22,500,000
Oramed [Member] | Principal Balance [Member] | Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Liquidity and Going Concern [Line Items]
Reduction of the principal balance	$ 22,500,000													$ 22,500,000
Initial Closing [Member]
Liquidity and Going Concern [Line Items]
Company receives the Deposit			$ 15,000,000
Non-Refundable Deposit Amount			85,000,000
Second Closing [Member]
Liquidity and Going Concern [Line Items]
Company receives the Deposit			$ 15,000,000